Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

OpGen, Inc. (“OpGen” or the “Company”) was incorporated in Delaware in 2001. References in this report to the “Company” include OpGen and its wholly-owned subsidiaries. The Company’s headquarters are in Gaithersburg, Maryland, and its principal operations are in Gaithersburg, Maryland and Woburn, Massachusetts. The Company also has operations in Copenhagen, Denmark. The Company operates in one business segment.

OpGen is a precision medicine company using molecular diagnostics and bioinformatics to help combat infectious disease. The Company is developing molecular information products and services to combat infectious disease in global healthcare settings, helping to guide clinicians with more rapid information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms (“MDROs”). Its proprietary DNA tests and bioinformatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize patient care decisions and protect the hospital biome through customized screening and surveillance products and services.

The Company’s molecular diagnostics and bioinformatics offerings combine its Acuitas DNA tests, Acuitas Lighthouse bioinformatics services, and CLIA lab services for MDRO surveillance. The Company is working to deliver its products and services, some in development, to a global network of customers and partners. These include:

•	Its Acuitas DNA tests, which provide rapid microbial identification, and antibiotic resistance gene information. These products include (i) the QuickFISH family of FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures, (ii) the Acuitas MDRO Gene Test to detect, type, track, and trend antibiotic resistant organisms in real-time and (iii) the Acuitas Rapid Test in development. The Company is working to provide actionable, precise diagnostic information powered by pathogen surveillance data collected through hospital screening programs and a network of hospital and public health laboratories globally.

•	Its Acuitas Lighthouse bioinformatics systems, which are cloud-based HIPAA compliant bioinformatics offerings that combine clinical lab test results with patient and hospital information and provide analytics to help manage MDROs in the hospital and patient care environment. These include its Acuitas Lighthouse informatics, which can be specific to a healthcare facility, public health department or collaborator, such as a pharmaceutical company, and its Acuitas Lighthouse Knowledgebase, a proprietary data warehouse in development to include genomic data matched with antibiotic susceptibility information for microbes and patient information from healthcare providers, in which the Company is beginning to collect and store MDRO information from a variety of sources for use with its Acuitas Rapid Test in development.

The Company’s operations are subject to certain risks and uncertainties. The risks include rapid technology changes, the need to manage growth, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop and commercialize its proprietary technology as well as raise additional capital.

Note 1 – Organization

OpGen, Inc. (“OpGen” of the “Company”) was incorporated in Delaware in 2001. On July 14, 2015, OpGen completed the strategic acquisition (the “Merger”) of AdvanDx, Inc. and its wholly owned subsidiary AdvanDx A/S (collectively, “AdvanDx”) (see Note 4). Pursuant to the terms of a merger agreement, Velox Acquisition Corp., OpGen’s wholly owned subsidiary formed for the express purpose of effecting the Merger, merged with and into AdvanDx, Inc. with AdvanDx, Inc. surviving as OpGen’s wholly owned subsidiary. OpGen, AdvanDx, Inc. and AdvanDx A/S are collectively referred to hereinafter as the “Company.” The Company’s headquarters are in Gaithersburg, Maryland, and its principal operations are in Gaithersburg, Maryland and Woburn, Massachusetts. The Company also has operations in Copenhagen, Denmark. The Company operates in one business segment.

OpGen is a precision medicine company using molecular diagnostics and bioinformatics to help combat infectious disease. The Company is developing molecular information products and services to combat infectious disease in global healthcare settings, helping to guide clinicians with more rapid information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms. Its proprietary DNA tests and bioinformatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize patient care decisions and protect the hospital biome through customized screening and surveillance products and services.

The Company’s molecular diagnostics and bioinformatics offerings combine its Acuitas DNA tests, Acuitas Lighthouse bioinformatics services, and CLIA lab services for MDRO surveillance. The Company is working to deliver its products and services, some in development, to a global network of customers and partners. These include:

•	Its Acuitas DNA tests, which provide rapid microbial identification, and antibiotic resistance gene information. These products include the QuickFISH family of FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures, the Acuitas MDRO Gene Test to detect, type, track, and trend antibiotic resistant organisms in real-time and the Acuitas Rapid Test in development. The Company is working to provide actionable, precise diagnostic information powered by pathogen surveillance data collected through hospital screening programs and a network of hospital and public health laboratories globally.

•	Its Acuitas Lighthouse bioinformatics systems, which are cloud-based HIPAA compliant bioinformatics offerings that combine clinical lab test results with patient and hospital information and provide analytics to help manage MDROs in the hospital and patient care environment. These include its Acuitas Lighthouse informatics, which can be specific to a healthcare facility, public health department or collaborator, such as a pharmaceutical company, and its Acuitas Lighthouse Knowledgebase, a proprietary data warehouse in development to include genomic data matched with antibiotic susceptibility information for microbes and patient information from healthcare providers, in which the Company is beginning to collect and store MDRO information from a variety of sources for use with its Acuitas Rapid Test in development.

The Company’s operations are subject to certain risks and uncertainties. The risks include rapid technology changes, the need to manage growth, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop and commercialize its proprietary technology as well as raise additional capital.